Shareholder Report, Line Graph (Details) 74200165200_Putnam High Yield Fund_Class R_TSR Annual {Class R} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	$ 15,218	$ 13,588	$ 12,699	$ 14,067	$ 13,484	$ 12,799	$ 11,712	$ 11,848	$ 10,998	$ 10,000	$ 16,287
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,521	10,780	10,654	12,224	12,366	11,527	10,404	10,546	10,217	10,000	$ 12,178
JPMorgan Developed High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JPMorgan Developed High Yield Index
Accumulated Value	$ 17,158	$ 15,204	$ 13,921	$ 15,156	$ 14,303	$ 13,552	$ 12,369	$ 12,329	$ 11,236	$ 10,000	$ 18,459